OTHER LONG-TERM LIABILIITES	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES
20.	OTHER LONG-TERM LIABILITIES

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Deferred revenue, non-current portion	6,839	3,047	489
Obligations under capital leases, non-current portion (note 21)	2,289	400	64
Lease deposit	2,000	2,000	321
Liability arising from an unfavorable contract*	-	29,199	4,687

Total	11,128	34,646	5,561

*	Pursuant to a contract entered into between CAH and New Chang'an in 2011, CAH agreed to sell a prepaid land lease to New Chang'an for a consideration of RMB7,527(US$1,208). This contract had not been executed upon acquisition of CAH by the Group. The excess of the fair value of the prepaid land lease over the consideration was accounted for as an unfavorable contract. As of December 31, 2012, the carrying value of related prepaid land lease was RMB36,622 (US$5,878). The Group did not expect the transaction to be completed in 2013.